Long-term Debt - Schedule of Long Term Debt (Details) $ in Thousands	Mar. 31, 2020 CAD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Balance of purchase payable with a nominal value	$ 15,609,000		$ 3,765,000
Other	347,000		0
Unamortized transaction costs (net of accumulated amortization of $234,858 and $11,424)	(342,000)		(409,000)
Borrowings	53,229,000		28,305,000
Current portion of long-term debt	1,143,000		1,000,000
Long-term debt	52,086,000		27,305,000
Accumulated amortization	234,858		11,424
Senior secured revolving credit facility (the "Credit Facility")
Disclosure of detailed information about borrowings [line items]
Senior secured revolving credit facility (the “Credit Facility”)	37,615,000		24,949,000
Maturity April 3, 2022
Disclosure of detailed information about borrowings [line items]
Balance of purchase payable with a nominal value	2,877,000		3,765,000
Borrowings, nominal value	$ 5,100,000
Interest rate	5.80%	5.80%
Maturity April 3, 2022 | Non Interest Bearing
Disclosure of detailed information about borrowings [line items]
Borrowings, nominal value	$ 2,100,000
Maturity April 3, 2020 | Non Interest Bearing
Disclosure of detailed information about borrowings [line items]
Borrowings, nominal value	1,000,000
Maturity October 1, 2022
Disclosure of detailed information about borrowings [line items]
Balance of purchase payable with a nominal value	1,556,000		0
Borrowings, nominal value	$ 1,800,000
Interest rate	6.00%	6.00%
Maturity December 13, 2022
Disclosure of detailed information about borrowings [line items]
Balance of purchase payable with a nominal value	$ 8,232,000		0
Borrowings, nominal value	$ 9,635,269	$ 6,825
Interest rate	6.00%	6.00%
Maturity February 1, 2022
Disclosure of detailed information about borrowings [line items]
Balance of purchase payable with a nominal value	$ 2,944,000		$ 0
Borrowings, nominal value	$ 3,258,750
Interest rate	5.70%	5.70%